DBX ETF Trust | 1
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.5%
Basic Materials — 6.1%
Chemicals — 2.8%
Celanese US Holdings LLC
6.83%, 7/15/29
36,000 37,248
6.50%, 4/15/30
34,000 33,967
7.05%, 11/15/30
47,000 48,755
6.879%, 7/15/32
47,000 47,986
6.75%, 4/15/33 (a)
53,000 52,779
7.20%, 11/15/33
49,000 51,211
Chemours Co.
5.375%, 5/15/27
24,000 24,016
144A,5.75%, 11/15/28
40,000 38,853
144A,4.625%, 11/15/29
36,000 32,190
Chemours (The)
Co.,144A,8.00%, 1/15/33
22,000 21,423
Consolidated Energy Finance SA
144A,5.625%, 10/15/28 (a)
26,000 18,077
144A,12.00%, 2/15/31 (a)
32,000 21,800
Huntsman International LLC
4.50%, 5/1/29
43,000 41,160
2.95%, 6/15/31
11,000 9,171
INEOS Finance PLC
144A,6.75%, 5/15/28
20,000 18,819
144A,7.50%, 4/15/29
35,000 31,442
Inversion Escrow Issuer
LLC,144A,6.75%, 8/1/32
56,000 54,751
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32 (a)
22,000 22,605
NOVA Chemicals
Corp.,144A,9.00%, 2/15/30
33,000 35,349
Olin Corp.,144A,6.625%, 4/1/33
28,000 27,848
SCIH Salt Holdings,
Inc.,144A,6.625%, 5/1/29
31,000 31,162
Tronox, Inc.
144A,4.625%, 3/15/29
54,000 34,932
144A,9.125%, 9/30/30 (a)
19,000 17,930
WR Grace Holdings LLC
144A,5.625%, 8/15/29
43,000 40,518
144A,6.625%, 8/15/32
44,000 43,718
(Cost $855,409)
837,710
Forest Products & Paper
— 0.4%
Domtar Corp.,144A,6.75%,
10/1/28
29,000 23,221
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
20,000 18,108
Magnera Corp.,144A,7.25%,
11/15/31
43,000 41,079
Mercer International, Inc.
144A,12.875%, 10/1/28
29,000 20,945
Principal
Amount $ Value $
5.125%, 2/1/29 (a)
32,000 19,016
(Cost $140,409)
122,369
Iron/Steel — 1.6%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
34,000 35,010
144A,6.75%, 4/15/30
41,000 41,936
144A,7.50%, 9/15/31
45,000 47,104
144A,7.00%, 3/15/32
76,000 77,998
144A,7.375%, 5/1/33
42,000 43,360
144A,7.625%, 1/15/34
46,000 47,771
Metinvest BV,144A,7.75%,
10/17/29
28,000 20,920
Mineral Resources Ltd.
144A,8.00%, 11/1/27
28,000 28,678
144A,9.25%, 10/1/28
60,000 63,075
144A,8.50%, 5/1/30
22,000 22,882
144A,7.00%, 4/1/31
34,000 35,365
(Cost $454,635)
464,099
Mining — 1.3%
Arsenal AIC Parent
LLC,144A,11.50%, 10/1/31
24,000 26,507
First Quantum Minerals Ltd.
144A,8.625%, 6/1/31
63,000 66,187
144A,8.00%, 3/1/33
52,000 54,836
144A,7.25%, 2/15/34
42,000 43,351
Kaiser Aluminum
Corp.,144A,5.875%, 3/1/34
24,000 23,951
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
61,000 63,485
144A,9.475%, 7/24/30
23,000 23,122
144A,11.25%, 12/3/31
24,000 25,156
144A,9.125%, 10/15/32
24,000 23,418
144A,9.85%, 4/24/33
26,000 25,916
(Cost $371,572)
375,929
Communications — 23.5%
Advertising — 1.8%
Clear Channel Outdoor
Holdings, Inc.
144A,7.75%, 4/15/28
46,000 46,053
144A,7.50%, 6/1/29
59,000 58,411
144A,7.875%, 4/1/30
44,000 46,398
144A,7.125%, 2/15/31
49,000 51,039
144A,7.50%, 3/15/33
44,000 46,353
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
123,000 122,539
144A,10.375%, 5/15/31
58,000 58,676
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,4.25%, 1/15/29
20,000 19,448
144A,4.625%, 3/15/30 (a)
30,000 29,230

2 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Stagwell Global
LLC,144A,5.625%, 8/15/29
52,000 50,575
(Cost $516,812)
528,722
Internet — 1.9%
Arches Buyer, Inc.,144A,6.125%,
12/1/28
19,000 18,612
Cogent Communications Group
LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27
32,000 31,732
144A,6.50%, 7/1/32 (a)
23,000 20,989
Getty Images, Inc.
144A,11.25%, 2/21/30
26,000 24,983
144A,10.50%, 11/15/30
31,000 31,697
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,8.75%, 5/1/29
41,000 40,640
144A,9.50%, 5/30/29
59,000 60,018
144A,9.00%, 8/1/29
15,000 14,999
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
24,000 15,971
Rakuten Group, Inc.,144A,9.75%,
4/15/29
95,000 105,680
Snap, Inc.
144A,6.875%, 3/1/33
82,000 84,559
144A,6.875%, 3/15/34
19,000 19,469
Wayfair LLC
144A,7.25%, 10/31/29
41,000 42,753
144A,7.75%, 9/15/30
33,000 35,253
144A,6.75%, 11/15/32
25,000 25,571
(Cost $570,189)
572,926
Media — 12.1%
AMC Networks, Inc.
144A,10.25%, 1/15/29
41,000 43,048
144A,10.50%, 7/15/32
19,000 20,370
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
34,000 27,076
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.00%, 2/1/28
118,000 117,103
144A,5.375%, 6/1/29
78,000 77,303
144A,6.375%, 9/1/29
68,000 69,085
144A,4.75%, 3/1/30
144,000 137,274
144A,4.50%, 8/15/30
133,000 124,740
144A,4.25%, 2/1/31
132,000 121,719
144A,7.375%, 3/1/31 (a)
46,000 46,965
144A,4.75%, 2/1/32 (a)
60,000 55,190
4.50%, 5/1/32
122,000 110,021
144A,4.50%, 6/1/33
63,000 55,409
144A,4.25%, 1/15/34 (a)
90,000 76,348
CSC Holdings LLC
144A,5.50%, 4/15/27
70,000 60,458
144A,5.375%, 2/1/28
37,000 26,848
144A,7.50%, 4/1/28
47,000 28,240
Principal
Amount $ Value $
144A,11.25%, 5/15/28
49,000 38,050
144A,11.75%, 1/31/29
98,000 69,143
144A,6.50%, 2/1/29
89,000 55,972
144A,5.75%, 1/15/30
106,000 39,250
144A,4.125%, 12/1/30
58,000 33,138
144A,4.625%, 12/1/30
113,000 40,470
144A,3.375%, 2/15/31
56,000 31,154
144A,4.50%, 11/15/31
76,000 43,049
144A,5.00%, 11/15/31
18,000 6,239
Directv Financing LLC
144A,8.875%, 2/1/30
81,000 80,222
144A,8.875%, 2/1/30
25,000 24,841
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
81,000 81,087
144A,10.00%, 2/15/31
103,000 102,398
Discovery Communications LLC
3.625%, 5/15/30
52,000 48,295
5.00%, 9/20/37
24,000 20,438
6.35%, 6/1/40
22,000 19,944
DISH DBS Corp.
7.375%, 7/1/28
45,000 41,988
144A,5.75%, 12/1/28
117,000 113,160
5.125%, 6/1/29
74,000 62,699
EW Scripps (The)
Co.,144A,9.875%, 8/15/30
35,000 35,299
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)
61,000 65,787
144A,4.75%, 10/15/30 (a)
39,000 30,132
144A,5.375%, 11/15/31
57,000 42,921
144A,9.625%, 7/15/32 (a)
47,000 48,754
144A,7.25%, 8/15/33
37,000 37,093
iHeartCommunications, Inc.
144A,9.125%, 5/1/29
37,000 34,269
144A,10.875%, 5/1/30
35,000 28,837
144A,7.75%, 8/15/30
25,000 21,437
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
57,000 38,599
144A,5.125%, 7/15/29
44,000 27,937
McGraw-Hill Education, Inc.
144A,8.00%, 8/1/29
36,000 36,479
144A,7.375%, 9/1/31
31,000 32,173
Nexstar Media, Inc.,144A,4.75%,
11/1/28 (a)
47,000 46,646
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30
24,000 21,210
144A,8.125%, 2/15/33
67,000 69,855
144A,9.75%, 2/15/33
21,000 22,995
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29
64,000 64,377
144A,4.125%, 7/1/30
68,000 64,445

DBX ETF Trust | 3
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.875%, 9/1/31 (a)
66,000 60,242
Univision Communications, Inc.
144A,8.00%, 8/15/28
67,000 69,200
144A,4.50%, 5/1/29
49,000 46,764
144A,7.375%, 6/30/30
42,000 42,645
144A,8.50%, 7/31/31
53,000 54,868
144A,9.375%, 8/1/32
79,000 83,931
Versant Media Group,
Inc.,144A,7.25%, 1/30/31
48,000 49,348
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
48,000 42,529
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
67,000 65,839
144A,4.50%, 8/15/30
46,000 42,930
VTR Finance NV,144A,6.375%,
7/15/28
16,000 15,700
VZ Secured Financing
BV,144A,7.50%, 1/15/33
29,000 29,599
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
23,000 20,667
Ziggo BV,144A,4.875%, 1/15/30
47,000 44,574
(Cost $3,674,918)
3,586,815
Telecommunications — 7.7%
Altice Financing SA
144A,5.00%, 1/15/28
52,000 34,808
144A,5.75%, 8/15/29
103,000 68,856
Altice France Lux 3 / Altice
Holdings 1,144A,10.00%,
1/15/33
47,000 44,835
Altice France SA
144A,9.50%, 11/1/29
65,000 66,766
144A,6.875%, 10/15/30
35,000 34,525
144A,6.50%, 4/15/32
94,000 91,552
144A,6.875%, 7/15/32
70,000 68,300
C&W Senior Finance
Ltd.,144A,9.00%, 1/15/33
34,000 35,372
CommScope LLC,144A,9.50%,
12/15/31
43,000 43,658
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
87,000 92,503
Connect Holding II
LLC,144A,10.50%, 4/3/31
113,000 107,217
CT Trust,144A,5.125%, 2/3/32
35,000 33,418
EchoStar Corp.,10.75%, 11/30/29
268,000 295,722
Fibercop SpA
144A,6.375%, 11/15/33
15,000 14,764
144A,6.00%, 9/30/34
27,000 25,473
144A,7.20%, 7/18/36
18,000 18,038
144A,7.721%, 6/4/38
29,000 28,895
Iliad Holding SAS
144A,8.50%, 4/15/31
48,000 51,599
144A,7.00%, 4/15/32
40,000 41,283
Principal
Amount $ Value $
Level 3 Financing, Inc.
144A,4.875%, 6/15/29
45,000 43,088
144A,4.50%, 4/1/30
45,000 41,681
144A,3.875%, 10/15/30
10,000 8,998
144A,4.00%, 4/15/31 (a)
27,000 23,895
144A,6.875%, 6/30/33
73,000 74,413
144A,7.00%, 3/31/34
126,000 129,172
Millicom International Cellular
SA
144A,4.50%, 4/27/31
39,000 36,237
144A,7.375%, 4/2/32
24,000 25,080
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
51,000 51,552
Telefonica Moviles Chile
SA,144A,3.537%, 11/18/31
24,000 14,250
Viasat, Inc.
144A,5.625%, 4/15/27
29,000 29,054
144A,6.50%, 7/15/28
33,000 32,252
144A,7.50%, 5/30/31 (a)
28,000 26,581
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
62,000 56,719
144A,4.75%, 7/15/31
78,000 72,046
144A,7.75%, 4/15/32
38,000 39,682
144A,6.75%, 1/15/33
41,000 40,882
Windstream Services
LLC,144A,7.50%, 10/15/33
60,000 61,118
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
104,000 108,072
WULF Compute LLC,144A,7.75%,
10/15/30
156,000 161,416
(Cost $2,257,762)
2,273,772
Consumer, Cyclical — 16.8%
Airlines — 0.7%
Gol Finance, Inc.,144A,14.375%,
6/6/30
101,000 103,904
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
97,000 95,880
(Cost $201,184)
199,784
Apparel — 0.3%
Under Armour, Inc.,144A,7.25%,
7/15/30
26,000 25,956
VF Corp.,2.95%, 4/23/30
38,000 34,150
William Carter (The)
Co.,144A,7.375%, 2/15/31
20,000 20,424
(Cost $79,999)
80,530
Auto Manufacturers — 1.3%
Allison Transmission,
Inc.,144A,5.875%, 12/1/33
24,000 24,234
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
48,000 42,492
Nissan Motor Acceptance Co.
LLC,144A,6.125%, 9/30/30
40,000 39,674

4 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Nissan Motor Co. Ltd.
144A,7.50%, 7/17/30
48,000 50,132
144A,4.81%, 9/17/30
130,000 122,036
144A,7.75%, 7/17/32
46,000 48,395
144A,8.125%, 7/17/35
61,000 64,516
(Cost $392,750)
391,479
Auto Parts & Equipment
— 2.5%
Adient Global Holdings Ltd.
144A,8.25%, 4/15/31
22,000 23,140
144A,7.50%, 2/15/33
38,000 39,375
American Axle & Manufacturing,
Inc.
5.00%, 10/1/29 (a)
29,000 27,820
144A,6.375%, 10/15/32
41,000 41,283
144A,7.75%, 10/15/33
61,000 61,652
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 2/15/30
51,000 53,053
144A,6.75%, 9/15/32
62,000 63,821
Dornoch Debt Merger Sub,
Inc.,144A,6.625%, 10/15/29 (a)
30,000 25,293
Forvia SE
144A,8.00%, 6/15/30 (a)
24,000 25,598
144A,6.75%, 9/15/33
24,000 24,453
Goodyear Tire & Rubber Co.
5.25%, 4/30/31
24,000 22,926
5.25%, 7/15/31
24,000 22,690
5.625%, 4/30/33 (a)
30,000 28,277
Tenneco, Inc.,144A,8.00%,
11/17/28
90,000 90,049
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
18,000 18,386
144A,7.125%, 4/14/30
31,000 30,718
144A,6.75%, 4/23/30
34,000 33,109
144A,7.50%, 3/24/31
76,000 75,248
144A,6.875%, 4/23/32
37,000 35,183
(Cost $730,134)
742,074
Entertainment — 3.1%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
35,000 36,221
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
61,000 57,773
144A,6.50%, 2/15/32
68,000 69,212
144A,6.00%, 10/15/32 (a)
61,000 58,248
Cinemark USA, Inc.
144A,5.25%, 7/15/28
44,000 43,923
144A,7.00%, 8/1/32
17,000 17,736
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
26,000 26,234
Principal
Amount $ Value $
Light & Wonder International,
Inc.
144A,7.50%, 9/1/31
31,000 32,503
144A,6.25%, 10/1/33
38,000 38,257
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
23,000 23,936
144A,11.875%, 4/15/31
45,000 47,181
Motion Bondco
DAC,144A,6.625%, 11/15/27
16,000 15,369
Motion Finco Sarl,144A,8.375%,
2/15/32
20,000 17,225
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
19,000 18,661
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
32,000 17,057
144A,5.875%, 9/1/31
38,000 19,047
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
29,000 29,405
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31 (a)
38,000 36,262
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.25%, 7/15/29 (a)
29,000 26,921
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
40,000 39,935
Voyager Parent LLC,144A,9.25%,
7/1/32
90,000 95,430
Warnermedia Holdings,
Inc.,4.279%, 3/15/32 (a)
123,000 112,545
Wynn Resorts Finance LLC
/ Wynn Resorts Capital
Corp.,144A,7.125%, 2/15/31
47,000 50,810
(Cost $938,376)
929,891
Food Service — 0.1%
TKC Holdings, Inc.,144A,10.50%,
5/15/29
(Cost $25,016)
25,000 25,669
Home Builders — 0.4%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,6.875%, 8/1/33
15,000 15,090
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
28,000 28,053
144A,4.875%, 2/15/30
20,000 18,567

DBX ETF Trust | 5
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Century Communities,
Inc.,144A,6.625%, 9/15/33
34,000 34,508
LGI Homes, Inc.
144A,8.75%, 12/15/28
15,000 15,637
144A,7.00%, 11/15/32 (a)
22,000 21,572
(Cost $132,872)
133,427
Home Furnishings — 0.1%
Whirlpool Corp.,6.50%, 6/15/33
(Cost $28,750)
29,000 28,839
Housewares — 0.9%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
37,000 25,088
Central Garden & Pet
Co.,144A,4.125%, 4/30/31
19,000 17,964
Newell Brands, Inc.
6.375%, 9/15/27
34,000 34,101
144A,8.50%, 6/1/28
66,000 68,869
6.625%, 9/15/29
25,000 24,651
6.375%, 5/15/30 (a)
24,000 23,123
6.625%, 5/15/32 (a)
19,000 17,939
Scotts Miracle-Gro Co.
4.00%, 4/1/31
20,000 18,767
4.375%, 2/1/32
23,000 21,569
(Cost $259,788)
252,071
Leisure Time — 1.0%
NCL Corp. Ltd.
144A,7.75%, 2/15/29
28,000 29,727
144A,5.875%, 1/15/31
60,000 59,249
144A,6.75%, 2/1/32
85,000 86,324
144A,6.25%, 9/15/33
41,000 40,542
Sabre GLBL, Inc.
144A,10.75%, 11/15/29
41,000 36,108
144A,11.125%, 7/15/30
64,000 55,436
(Cost $321,485)
307,386
Lodging — 1.9%
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
29,000 26,886
144A,6.625%, 1/15/32
47,000 47,901
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29
39,000 37,500
Marriott Ownership Resorts, Inc.
144A,4.50%, 6/15/29 (a)
24,000 22,804
144A,6.50%, 10/1/33
20,000 19,034
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
42,000 41,946
144A,5.75%, 7/21/28
24,000 23,933
Principal
Amount $ Value $
144A,5.375%, 12/4/29
55,000 53,349
144A,7.625%, 4/17/32
35,000 36,490
144A,6.50%, 9/24/33
24,000 23,781
MGM Resorts
International,6.50%, 4/15/32
(a)
35,000 35,948
Station Casinos LLC
144A,4.625%, 12/1/31
24,000 22,732
144A,6.625%, 3/15/32
26,000 26,645
Studio City Finance Ltd.
144A,6.50%, 1/15/28
24,000 23,984
144A,5.00%, 1/15/29
59,000 55,911
Travel + Leisure Co.
144A,4.50%, 12/1/29
33,000 32,219
144A,6.125%, 9/1/33
24,000 24,396
(Cost $549,183)
555,459
Retail — 4.5%
Advance Auto Parts, Inc.
3.90%, 4/15/30
15,000 13,797
144A,7.00%, 8/1/30
46,000 46,986
144A,7.375%, 8/1/33
50,000 50,977
Asbury Automotive Group,
Inc.,144A,5.00%, 2/15/32
28,000 27,273
Bath & Body Works,
Inc.,144A,6.625%, 10/1/30
40,000 40,684
EG Global Finance
PLC,144A,12.00%, 11/30/28
52,000 56,758
Ferrellgas LP / Ferrellgas
Finance Corp.,144A,9.25%,
1/15/31
25,000 25,269
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
49,000 47,226
144A,6.75%, 1/15/30 (a)
59,000 55,070
FirstCash, Inc.,144A,6.875%,
3/1/32
28,000 29,149
Gap, Inc.
144A,3.625%, 10/1/29
50,000 47,495
144A,3.875%, 10/1/31
28,000 26,110
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
32,000 30,769
144A,8.75%, 1/15/32
20,000 18,923
Kohl's Corp.,5.125%, 5/1/31
31,000 26,780
LBM Acquisition LLC
144A,6.25%, 1/15/29 (a)
35,000 31,336
144A,9.50%, 6/15/31
38,000 39,215
LCM Investments Holdings II
LLC,144A,8.25%, 8/1/31
45,000 47,516
Macy's Retail Holdings LLC
144A,6.125%, 3/15/32 (a)
29,000 29,170
144A,7.375%, 8/1/33 (a)
24,000 25,282

6 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Michaels Cos., Inc.
144A,5.25%, 5/1/28
36,000 34,102
144A,7.875%, 5/1/29
48,000 43,812
Nordstrom, Inc.
4.375%, 4/1/30
15,000 14,175
4.25%, 8/1/31 (a)
35,000 32,288
Park River Holdings, Inc.
144A,8.75%, 12/31/30
26,000 25,285
144A,8.00%, 3/15/31
39,000 40,322
PetSmart LLC / PetSmart
Finance Corp.
144A,7.50%, 9/15/32
102,000 103,036
144A,10.00%, 9/15/33
28,000 28,701
QVC, Inc.,144A,6.875%, 4/15/29
29,000 12,143
Saks Global Enterprises LLC
144A,11.00%, 12/15/29
42,000 14,973
144A,11.00%, 12/15/29
22,000 4,730
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
31,000 30,338
144A,4.875%, 11/15/31
25,000 24,081
Staples, Inc.
144A,10.75%, 9/1/29
120,000 118,541
144A,12.75%, 1/15/30
37,146 29,464
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
35,000 33,618
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29
15,000 15,897
(Cost $1,307,258)
1,321,291
Consumer, Non-cyclical
— 13.3%
Beverages — 0.1%
Primo Water Holdings, Inc.
/ Triton Water Holdings,
Inc.,144A,6.25%, 4/1/29
(Cost $34,085)
34,000 34,301
Commercial Services — 4.9%
ADT Security (The)
Corp.,144A,5.875%, 10/15/33
49,000 49,855
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
69,000 71,895
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
105,000 110,636
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,6.00%, 6/1/29
72,000 70,661
144A,6.875%, 6/15/30
48,000 49,654
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
41,000 40,278
Principal
Amount $ Value $
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,4.75%, 4/1/28
10,000 9,760
144A,5.375%, 3/1/29 (a)
41,000 39,774
144A,8.25%, 1/15/30 (a)
33,000 34,013
144A,8.00%, 2/15/31
24,000 24,529
144A,8.375%, 6/15/32
29,000 29,886
Brink's Co.,144A,6.75%, 6/15/32
22,000 22,962
Clarivate Science Holdings
Corp.,144A,4.875%, 7/1/29
45,000 42,568
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
50,000 51,095
144A,8.625%, 5/15/32
29,000 29,862
144A,8.00%, 3/15/33
20,000 20,405
Garda World Security Corp.
144A,6.00%, 6/1/29
26,000 25,551
144A,6.50%, 1/15/31
40,000 41,096
144A,8.25%, 8/1/32
33,000 33,868
144A,8.375%, 11/15/32
40,000 41,047
GEO Group, Inc.
8.625%, 4/15/29
34,000 35,947
10.25%, 4/15/31
32,000 35,138
Herc Holdings, Inc.,144A,7.25%,
6/15/33 (a)
55,000 58,269
Hertz Corp.
144A,4.625%, 12/1/26
29,000 28,266
144A,12.625%, 7/15/29
60,000 59,996
144A,5.00%, 12/1/29
50,000 34,453
ION Platform Finance US,
Inc.,144A,7.875%, 9/30/32
73,000 69,647
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
61,000 62,860
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
37,000 38,067
144A,10.875%, 8/1/29
30,000 30,292
Sotheby's,144A,7.375%, 10/15/27
34,000 33,871
Veritiv Operating
Co.,144A,10.50%, 11/30/30
50,000 53,799
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
59,000 62,222
(Cost $1,436,106)
1,442,222
Cosmetics/Personal Care
— 0.2%
Edgewell Personal Care
Co.,144A,4.125%, 4/1/29
27,000 25,475
Perrigo Finance Unlimited
Co.,6.125%, 9/30/32
35,000 34,200
(Cost $60,375)
59,675
Food — 1.4%
B&G Foods, Inc.
5.25%, 9/15/27 (a)
24,000 23,463
144A,8.00%, 9/15/28
41,000 40,725

DBX ETF Trust | 7
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31
20,000 21,063
144A,9.625%, 9/15/32
21,000 22,543
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
47,000 49,161
Post Holdings, Inc.
144A,5.50%, 12/15/29
63,000 63,079
144A,4.625%, 4/15/30
64,000 62,406
144A,4.50%, 9/15/31
48,000 45,310
144A,6.375%, 3/1/33
57,000 57,836
144A,6.25%, 10/15/34
29,000 29,526
(Cost $412,185)
415,112
Healthcare-Services — 3.7%
Acadia Healthcare Co.,
Inc.,144A,7.375%, 3/15/33 (a)
26,000 26,528
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
45,000 45,033
144A,6.875%, 4/15/29
77,000 69,564
144A,6.125%, 4/1/30
75,000 62,394
144A,5.25%, 5/15/30
75,000 70,915
144A,4.75%, 2/15/31
52,000 46,565
144A,10.875%, 1/15/32
108,000 116,789
DaVita, Inc.,144A,6.875%, 9/1/32
47,000 48,946
Global Medical Response,
Inc.,144A,7.375%, 10/1/32
47,000 49,560
LifePoint Health, Inc.
144A,5.375%, 1/15/29
17,000 16,585
144A,9.875%, 8/15/30
42,000 45,272
144A,11.00%, 10/15/30
52,000 57,309
144A,8.375%, 2/15/32
39,000 41,941
144A,10.00%, 6/1/32
39,000 41,271
Molina Healthcare,
Inc.,144A,6.50%, 2/15/31
41,000 41,933
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30
42,000 37,040
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
71,000 75,341
Radiology Partners,
Inc.,144A,8.50%, 7/15/32
47,000 48,880
Select Medical
Corp.,144A,6.25%, 12/1/32
25,000 24,850
Star Parent, Inc.,144A,9.00%,
10/1/30
43,000 46,137
Team Health Holdings,
Inc.,144A,8.375%, 6/30/28
13,000 13,120
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
49,000 49,839
(Cost $1,041,570)
1,075,812
Principal
Amount $ Value $
Household Products/Wares
— 0.1%
Kronos Acquisition Holdings,
Inc.
144A,8.25%, 6/30/31 (a)
28,000 18,803
144A,10.75%, 6/30/32
22,000 10,057
(Cost $36,855)
28,860
Pharmaceuticals — 2.9%
1261229 BC Ltd.,144A,10.00%,
4/15/32
212,000 219,354
AdaptHealth LLC
144A,4.625%, 8/1/29
16,000 15,453
144A,5.125%, 3/1/30
38,000 36,936
Bausch Health Americas,
Inc.,144A,8.50%, 1/31/27
30,000 29,978
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
20,000 18,109
144A,4.875%, 6/1/28
75,000 68,135
144A,11.00%, 9/30/28
84,000 87,881
144A,5.00%, 2/15/29
14,000 11,155
144A,6.25%, 2/15/29
39,000 32,008
144A,5.25%, 1/30/30
44,000 32,381
144A,5.25%, 2/15/31
28,000 19,048
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31
43,000 44,786
Grifols SA,144A,4.75%, 10/15/28
30,000 29,355
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,12.25%, 4/15/29
32,000 34,638
144A,4.875%, 6/1/29
42,000 39,467
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31 (a)
83,000 69,572
144A,6.75%, 5/15/34
22,000 19,825
144A,7.875%, 5/15/34 (a)
27,000 22,739
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
23,000 16,318
144A,6.625%, 4/1/30
27,000 17,338
(Cost $856,552)
864,476
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Stena International SA
144A,7.25%, 1/15/31
37,000 37,741
144A,7.625%, 2/15/31
15,000 15,435
(Cost $53,037)
53,176
Energy — 11.7%
Oil & Gas — 5.5%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
44,000 46,009

8 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.,144A,6.625%, 7/15/33
24,000 24,479
Baytex Energy Corp.
144A,8.50%, 4/30/30
36,000 37,997
144A,7.375%, 3/15/32
28,000 28,466
California Resources Corp.
144A,8.25%, 6/15/29
42,000 43,976
144A,7.00%, 1/15/34
19,000 18,967
Civitas Resources, Inc.
144A,8.625%, 11/1/30
51,000 53,462
144A,8.75%, 7/1/31
64,000 66,726
144A,9.625%, 6/15/33
39,000 42,093
Comstock Resources, Inc.
144A,6.75%, 3/1/29
72,000 72,274
144A,6.75%, 3/1/29
31,000 30,851
144A,5.875%, 1/15/30
27,000 26,254
Crescent Energy Finance LLC
144A,7.625%, 4/1/32
60,000 58,466
144A,7.375%, 1/15/33
39,000 36,987
144A,8.375%, 1/15/34
30,000 29,608
CVR Energy, Inc.
144A,5.75%, 2/15/28
19,000 18,741
144A,8.50%, 1/15/29
29,000 29,846
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
20,000 20,165
144A,5.75%, 2/1/29
31,000 30,469
144A,6.00%, 4/15/30
37,000 35,813
144A,6.00%, 2/1/31
23,000 21,725
144A,6.25%, 4/15/32
24,000 22,603
144A,8.375%, 11/1/33
22,000 22,571
144A,7.25%, 2/15/35
53,000 50,459
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
33,000 34,625
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
27,000 18,819
144A,8.75%, 10/1/31 (a)
22,000 12,886
Medco Cypress Tree Pte
Ltd.,144A,8.625%, 5/19/30
17,000 17,901
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
17,000 17,782
Nabors Industries,
Inc.,144A,7.625%, 11/15/32
34,000 32,988
Noble Finance II
LLC,144A,8.00%, 4/15/30
66,000 68,616
Northern Oil & Gas, Inc.
144A,8.75%, 6/15/31
24,000 24,570
144A,7.875%, 10/15/33
33,000 32,143
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
35,000 34,647
144A,9.875%, 3/15/30
46,000 48,392
144A,7.875%, 9/15/30
18,000 17,742
Principal
Amount $ Value $
Puma International Financing
SA,144A,7.75%, 4/25/29
27,000 27,896
SM Energy Co.,144A,7.00%,
8/1/32
44,000 43,084
Sunoco LP
144A,7.25%, 5/1/32
35,000 36,964
144A,6.625%, 8/15/32
24,000 24,760
144A,5.875%, 3/15/34
44,000 44,313
Talos Production, Inc.
144A,9.00%, 2/1/29
35,000 36,529
144A,9.375%, 2/1/31
24,000 25,307
Transocean International Ltd.
144A,8.25%, 5/15/29
48,000 48,862
144A,8.50%, 5/15/31
46,000 46,410
144A,7.875%, 10/15/32
15,000 15,647
Vital Energy, Inc.,144A,7.875%,
4/15/32
51,000 49,463
(Cost $1,612,811)
1,629,353
Oil & Gas Services — 1.2%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
41,000 41,389
144A,6.625%, 9/1/32
23,000 23,702
Kodiak Gas Services LLC
144A,6.50%, 10/1/33
50,000 51,037
144A,6.75%, 10/1/35
25,000 25,704
USA Compression Partners LP
/ USA Compression Finance
Corp.
144A,7.125%, 3/15/29
47,000 48,888
144A,6.25%, 10/1/33
44,000 44,424
WBI Operating LLC
144A,6.25%, 10/15/30
40,000 40,047
144A,6.50%, 10/15/33
29,000 29,008
Weatherford International
Ltd.,144A,6.75%, 10/15/33
58,000 59,400
(Cost $361,501)
363,599
Pipelines — 5.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,6.625%, 2/1/32
29,000 30,081
144A,5.75%, 10/15/33
24,000 24,135
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
30,000 31,311
144A,7.25%, 7/15/32
19,000 20,218
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
63,000 62,533
144A,7.50%, 12/15/33
25,000 27,100
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,8.625%, 3/15/29
57,000 59,786

DBX ETF Trust | 9
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,7.375%, 6/30/33
28,000 28,708
Genesis Energy LP / Genesis
Energy Finance Corp.
8.25%, 1/15/29
29,000 30,311
8.875%, 4/15/30
28,000 29,601
7.875%, 5/15/32
19,000 19,615
8.00%, 5/15/33
35,000 36,136
Global Partners LP / GLP
Finance Corp.
144A,8.25%, 1/15/32
31,000 32,528
144A,7.125%, 7/1/33
14,000 14,230
Golar LNG Ltd.,144A,7.50%,
10/2/30
20,000 19,407
Harvest Midstream I LP
144A,7.50%, 9/1/28
42,000 42,626
144A,7.50%, 5/15/32
24,000 24,958
ITT Holdings LLC,144A,6.50%,
8/1/29
57,000 55,293
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
46,000 47,356
144A,8.375%, 2/15/32
67,000 69,515
Prairie Acquiror LP,144A,9.00%,
8/1/29
26,000 26,921
Rockies Express Pipeline
LLC,144A,6.75%, 3/15/33
29,000 30,463
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
32,000 32,004
144A,7.375%, 2/15/29
32,000 33,236
144A,6.00%, 12/31/30
31,000 30,919
144A,6.00%, 9/1/31
22,000 21,759
144A,6.75%, 3/15/34
43,000 43,082
Venture Global LNG, Inc.
144A,8.375%, 6/1/31 (a)
106,000 106,333
144A,9.875%, 2/1/32
94,000 97,925
Venture Global Plaquemines
LNG LLC
144A,7.50%, 5/1/33
56,000 61,058
144A,6.50%, 1/15/34
93,000 96,251
144A,7.75%, 5/1/35
68,000 75,805
144A,6.75%, 1/15/36
98,000 102,783
(Cost $1,445,718)
1,463,987
Financial — 12.6%
Banks — 0.2%
Freedom Mortgage Corp.
144A,6.625%, 1/15/27
25,000 25,086
144A,12.25%, 10/1/30
21,000 23,328
(Cost $46,618)
48,414
Principal
Amount $ Value $
Diversified Financial Services
— 5.7%
Aretec Group, Inc.
144A,7.50%, 4/1/29
29,000 29,274
144A,10.00%, 8/15/30
29,000 31,503
Azorra Finance Ltd.
144A,7.75%, 4/15/30
31,000 32,749
144A,7.25%, 1/15/31
27,000 28,250
Bread Financial Holdings,
Inc.,144A,6.75%, 5/15/31
24,000 24,531
Burford Capital Global Finance
LLC
144A,9.25%, 7/1/31
39,000 40,574
144A,7.50%, 7/15/33
18,000 17,620
Credit Acceptance Corp.
144A,9.25%, 12/15/28
28,000 29,418
144A,6.625%, 3/15/30
24,000 23,870
CrossCountry Intermediate
HoldCo LLC
144A,6.50%, 10/1/30
43,000 43,600
144A,6.75%, 12/1/32
29,000 29,346
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
24,000 25,291
144A,8.50%, 5/15/30
25,000 26,628
144A,6.625%, 4/15/31
24,000 24,014
Enova International, Inc.
144A,11.25%, 12/15/28
26,000 27,753
144A,9.125%, 8/1/29
19,000 20,088
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
50,000 51,699
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
50,000 52,460
144A,9.125%, 5/15/31
35,000 37,494
144A,8.375%, 4/1/32
37,000 38,900
144A,7.875%, 4/1/33
25,000 25,859
goeasy Ltd.
144A,9.25%, 12/1/28
25,000 25,765
144A,7.625%, 7/1/29
38,000 37,709
144A,6.875%, 5/15/30
19,000 18,205
144A,7.375%, 10/1/30
12,000 11,625
144A,6.875%, 2/15/31
17,000 16,055
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
55,000 52,294
144A,6.625%, 10/15/31
19,000 18,559
LD Holdings Group
LLC,144A,6.125%, 4/1/28
29,000 26,795
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28
47,000 46,321
144A,5.625%, 1/15/30
19,000 17,814
Navient Corp.
5.50%, 3/15/29 (a)
36,000 35,494

10 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
9.375%, 7/25/30
24,000 26,620
11.50%, 3/15/31
24,000 26,840
7.875%, 6/15/32 (a)
24,000 24,828
OneMain Finance Corp.
7.875%, 3/15/30
32,000 33,898
4.00%, 9/15/30
65,000 61,062
7.50%, 5/15/31
35,000 36,800
7.125%, 11/15/31
34,000 35,455
6.75%, 3/15/32
22,000 22,512
7.125%, 9/15/32
29,000 30,071
6.50%, 3/15/33
30,000 30,170
Osaic Holdings, Inc.
144A,6.75%, 8/1/32
25,000 25,964
144A,8.00%, 8/1/33
15,000 15,461
PennyMac Financial Services,
Inc.
144A,5.75%, 9/15/31
21,000 21,184
144A,6.875%, 5/15/32
50,000 52,275
144A,6.875%, 2/15/33
40,000 41,721
144A,6.75%, 2/15/34
27,000 27,847
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
24,000 24,556
PRA Group, Inc.,144A,8.875%,
1/31/30
22,000 22,835
Stonex Escrow Issuer
LLC,144A,6.875%, 7/15/32
32,000 33,150
Synchrony Financial,7.25%,
2/2/33
33,000 35,375
UWM Holdings LLC
144A,6.625%, 2/1/30
38,000 38,647
144A,6.25%, 3/15/31
51,000 51,259
(Cost $1,667,540)
1,686,087
Insurance — 2.0%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
47,000 48,955
144A,8.50%, 6/15/29
29,000 30,436
144A,6.00%, 8/1/29
19,000 18,738
144A,7.50%, 11/6/30
57,000 59,234
144A,6.75%, 7/1/32
21,000 21,527
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,5.875%, 11/1/29
22,000 21,833
144A,7.375%, 10/1/32
28,000 28,982
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
63,000 65,922
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
77,000 79,455
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
45,000 46,179
144A,8.125%, 2/15/32
29,000 29,436
Principal
Amount $ Value $
Jones Deslauriers
Insurance Management,
Inc.,144A,6.875%, 10/1/33
10,000 9,904
Panther Escrow Issuer
LLC,144A,7.125%, 6/1/31
144,000 149,025
(Cost $604,773)
609,626
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
33,200 33,369
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29
22,000 21,241
144A,5.25%, 4/15/30
29,000 27,053
144A,9.75%, 4/15/30
12,000 13,046
Hunt Cos., Inc.,144A,5.25%,
4/15/29
26,000 25,417
Kennedy-Wilson, Inc.
4.75%, 3/1/29
30,000 29,097
4.75%, 2/1/30
30,000 28,743
5.00%, 3/1/31 (a)
28,000 26,888
(Cost $198,595)
204,854
Real Estate Investment Trusts
— 3.3%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
30,000 29,170
Arbor Realty SR,
Inc.,144A,7.875%, 7/15/30
20,000 20,095
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
17,000 17,853
Brandywine Operating
Partnership LP,8.875%,
4/12/29
26,000 28,182
Diversified Healthcare Trust
4.75%, 2/15/28 (a)
24,000 23,038
4.375%, 3/1/31
21,000 18,500
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
22,000 22,252
Hudson Pacific Properties LP
3.95%, 11/1/27
20,000 19,088
4.65%, 4/1/29 (a)
15,000 13,820
3.25%, 1/15/30
33,000 27,818
Millrose Properties, Inc.
144A,6.375%, 8/1/30
64,000 65,337
144A,6.25%, 9/15/32
31,000 31,377
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27
66,000 63,839
4.625%, 8/1/29 (a)
41,000 34,564
3.50%, 3/15/31
69,000 50,636
144A,8.50%, 2/15/32
73,000 77,215

DBX ETF Trust | 11
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
RHP Hotel Properties LP / RHP
Finance Corp.
144A,6.50%, 4/1/32
47,000 48,754
144A,6.50%, 6/15/33
29,000 30,157
Rithm Capital Corp.
144A,8.00%, 4/1/29
26,000 26,602
144A,8.00%, 7/15/30
29,000 29,584
Service Properties Trust
5.50%, 12/15/27
26,000 25,488
3.95%, 1/15/28
25,000 23,564
8.375%, 6/15/29
33,000 32,445
4.95%, 10/1/29
21,000 17,853
4.375%, 2/15/30 (a)
13,000 10,706
144A,8.625%, 11/15/31
36,000 37,816
8.875%, 6/15/32
28,000 26,993
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
36,000 33,238
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC,144A,8.625%,
6/15/32
31,000 29,754
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC,144A,6.50%, 2/15/29
54,000 51,305
(Cost $957,956)
967,043
Venture Capital — 0.7%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.25%, 5/15/27
66,000 65,208
9.75%, 1/15/29
33,000 33,287
4.375%, 2/1/29
33,000 28,771
144A,10.00%, 11/15/29
52,000 52,358
9.00%, 6/15/30
28,000 27,091
(Cost $203,084)
206,715
Industrial — 5.4%
Aerospace/Defense — 0.3%
TransDigm, Inc.,144A,6.75%,
1/31/34
(Cost $97,335)
94,000 98,278
Building Materials — 1.5%
Builders FirstSource, Inc.
144A,6.375%, 3/1/34
53,000 55,193
144A,6.75%, 5/15/35
31,000 32,734
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
37,000 30,971
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
25,000 20,096
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
131,000 135,926
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
34,000 35,658
Principal
Amount $ Value $
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
33,000 31,245
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
48,000 48,149
144A,8.875%, 11/15/31
55,000 58,422
(Cost $449,407)
448,394
Electrical Components &
Equipment — 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
24,000 23,729
144A,4.375%, 3/31/29
47,000 44,774
144A,6.00%, 9/15/33
13,000 12,288
(Cost $81,375)
80,791
Engineering & Construction
— 0.7%
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
69,000 67,751
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
40,000 41,525
IHS Holding Ltd.
144A,6.25%, 11/29/28
24,000 23,921
144A,7.875%, 5/29/30
34,000 34,699
144A,8.25%, 11/29/31
25,000 26,026
(Cost $189,474)
193,922
Environmental Control — 0.3%
Madison IAQ LLC,144A,5.875%,
6/30/29
49,000 48,501
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
41,000 42,747
(Cost $89,042)
91,248
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,6.25%,
10/15/32
(Cost $36,158)
36,000 36,785
Machinery-Diversified — 0.3%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
51,000 53,741
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
24,000 25,529
SPX FLOW, Inc.,144A,8.75%,
4/1/30
19,000 19,544
(Cost $95,125)
98,814
Packaging & Containers — 1.7%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC,144A,4.00%, 9/1/29
50,000 46,574

12 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Clydesdale Acquisition Holdings,
Inc.
144A,6.875%, 1/15/30
24,000 24,398
144A,6.75%, 4/15/32
68,000 68,670
LABL, Inc.
144A,5.875%, 11/1/28
20,000 13,648
144A,8.25%, 11/1/29
22,000 8,401
144A,8.625%, 10/1/31
47,000 28,746
Mauser Packaging Solutions
Holding Co.
144A,9.25%, 4/15/27
81,000 76,582
144A,7.875%, 4/15/30 (a)
122,000 118,538
OI European Group
BV,144A,4.75%, 2/15/30
22,000 21,277
Owens-Brockway Glass
Container, Inc.,144A,7.25%,
5/15/31 (a)
28,000 28,385
Trivium Packaging Finance BV
144A,8.25%, 7/15/30
27,000 28,450
144A,12.25%, 1/15/31
30,000 32,008
(Cost $504,768)
495,677
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30
49,000 17,201
Seaspan Corp.,144A,5.50%,
8/1/29
38,000 36,288
(Cost $66,932)
53,489
Technology — 3.8%
Computers — 0.4%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
43,000 45,170
McAfee Corp.,144A,7.375%,
2/15/30
98,000 85,626
(Cost $136,547)
130,796
Office/Business Equipment
— 0.2%
Xerox Corp.
144A,10.25%, 10/15/30 (a)
19,000 19,500
144A,13.50%, 4/15/31 (a)
24,000 22,215
Xerox Holdings Corp.
144A,5.50%, 8/15/28
36,000 15,401
144A,8.875%, 11/30/29
24,000 8,928
(Cost $82,818)
66,044
Semiconductors — 0.3%
ams-OSRAM AG,144A,12.25%,
3/30/29
40,000 42,990
Kioxia Holdings
Corp.,144A,6.625%, 7/24/33
52,000 54,132
(Cost $95,283)
97,122
Software — 2.9%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
111,000 110,345
Principal
Amount $ Value $
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
29,000 24,750
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
43,000 35,718
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
188,000 189,678
144A,9.00%, 9/30/29
201,000 207,545
144A,6.625%, 8/15/33
40,000 39,968
CoreWeave, Inc.
144A,9.25%, 6/1/30 (a)
94,000 86,815
144A,9.00%, 2/1/31
87,000 78,834
Rocket Software, Inc.
144A,9.00%, 11/28/28
37,000 38,160
144A,6.50%, 2/15/29
36,000 35,089
(Cost $850,457)
846,902
Utilities — 4.1%
Electric — 3.8%
Alpha Generation LLC
144A,6.75%, 10/15/32
48,000 49,439
144A,6.25%, 1/15/34
36,000 36,081
California Buyer Ltd. / Atlantica
Sustainable Infrastructure
PLC,144A,6.375%, 2/15/32
49,000 49,037
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
16,000 16,358
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
19,000 19,570
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA,144A,5.375%,
12/30/30
39,000 36,335
Hawaiian Electric Co.,
Inc.,144A,6.00%, 10/1/33
29,000 29,382
Lightning Power LLC,144A,7.25%,
8/15/32
79,000 83,898
NRG Energy, Inc.
144A,6.00%, 2/1/33
55,000 56,205
144A,5.75%, 1/15/34
55,000 55,478
144A,6.25%, 11/1/34
35,000 36,090
144A,6.00%, 1/15/36
117,000 118,897
PG&E Corp.,5.25%, 7/1/30
48,000 47,575
Pike Corp.,144A,8.625%, 1/31/31
20,000 21,157
Saavi Energia Sarl,144A,8.875%,
2/10/35
52,000 55,933
Talen Energy Supply LLC
144A,6.25%, 2/1/34
68,000 69,329
144A,6.50%, 2/1/36
63,000 65,174
VoltaGrid LLC,144A,7.375%,
11/1/30
96,000 95,800
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
21,000 20,698
144A,7.25%, 1/15/29 (a)
33,000 33,841

DBX ETF Trust | 13
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,8.375%, 1/15/31
39,000 40,895
144A,8.625%, 3/15/33 (a)
53,000 55,454
144A,7.75%, 4/15/34
30,000 30,520
(Cost $1,114,351)
1,123,146
Gas — 0.3%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.75%, 5/20/27
32,000 32,145
144A,9.375%, 6/1/28
25,000 25,970
144A,9.50%, 6/1/30
20,000 21,209
(Cost $78,090)
79,324
TOTAL CORPORATE BONDS
(Cost $28,805,024)
28,824,286
Number
of Shares
SECURITIES LENDING
COLLATERAL — 6.8%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $1,996,539)
1,996,539 1,996,539
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $175,571)
175,571 175,571
TOTAL INVESTMENTS
— 104.9%
(Cost $30,977,134)
30,996,396
Other assets and liabilities,
net — (4.9%)
(1,439,525)
NET ASSETS — 100.0%
29,556,871

14 | DBX ETF Trust
Schedule of Investments
Xtrackers High Beta High Yield Bond ETF
(Continued)
November 30, 2025 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYUP-PH1
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 6.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
970,915 1,025,624 (d) — — — 2,733 — 1,996,539 1,996,539
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
304,525 916,121 (1,045,075) — — 2,915 — 175,571 175,571
1,275,440 1,941,745 (1,045,075) — — 5,648 — 2,172,110 2,172,110
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $1,884,381, which is 6.4% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 28,824,286 $ — $ 28,824,286
Short-Term Investments (a)
2,172,110 — — 2,172,110
TOTAL
$ 2,172,110 $ 28,824,286 $ — $ 30,996,396
(a)
See Schedule of Investments for additional detailed categorizations.